Establishment and Operations - Summary of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Shotl Transportation, S.L. [member]
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	55.00%
Swvl Saudi for Information Technology [member]
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	100.00%
Swvl My For Information Technology SDN BHD [member]
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	100.00%